Lifestyle Growth Portfolio Expense Example - Lifestyle Growth Portfolio	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,164
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	624
Expense Example, with Redemption, 10 Years	1,396
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	$ 1,106